Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Income tax expense (benefit)

Income tax expense (benefit) for each of the periods shown below consisted of the following:

	Six months ended March 31, 2017	Six months ended March 31, 2016 (As Restated)
Current tax provision
Federal	$385	$431
State	91	120

	476	551
Deferred tax provision
Federal	384	223
State	66	44

	450	267

Total	$926	$818

Income tax expense (benefit) for each of the periods shown below consisted of the following:

	2016	2015 (As Restated)
Current tax provision
Federal	$683	$1,520
State	131	234

	814	1,754
Deferred tax provision (benefit)
Federal	406	(150)
State	66	10

	472	(140)

Total	$1,286	$1,614

The provision for income taxes differs from the amount of income tax determined by applying statutory federal income tax rates to pretax income

The provision for income taxes differs from the amount of income tax determined by applying statutory federal income tax rates to pretax income as result of the following differences:

	Six months ended March 31, 2017		Six months ended March 31, 2016 (As Restated)
	Amount	Rate	Amount	Rate
Tax expense at statutory rate	$951	34.0%	$796	34.0%
State income taxes net of federal taxes	158	5.6	122	5.2
Tax exempt interest	(113)	(4.0)	(76)	(3.2)
Bank owned life insurance	(60)	(2.1)	—	—
Other	(10)	(0.4)	(24)	(1.0)

Total	$926	33.1%	$818	35.0%

The provision for income taxes differs from the amount of income tax determined by applying statutory federal income tax rates to pretax income as result of the following differences:

	2016		2015 (As Restated)
	Amount	Rate	Amount	Rate
Tax expense at statutory rate	$1,312	34.00%	$1,503	34.00%
State income taxes net of federal	197	5.10%	244	5.72%
Tax exempt interest	(166)	(4.26)%	(79)	(1.92)%
Other	(57)	(1.51)%	(54)	(1.30)%

Total	$1,286	33.33%	$1,614	36.50%

Deferred Tax Assets and Liabilities

The following is a summary of the significant components of the Company’s deferred tax assets and liabilities as of March 31, 2017 and September 30, 2016, respectively:

	March 31, 2017	September 30, 2016
Deferred tax assets:
Allowance for loan losses	$2,286	$2,377
Deferred loan costs/fees	63	77
Director/officer compensation plans	76	299
Net unrealized loss on securities available for sale	435	—
Economic performance accruals	—	131

Other	152	177

Deferred tax assets	3,012	3,061

Deferred tax liabilities:
Office properties and equipment	(256)	(291)
Net unrealized gain on securities available for sale	—	(409)
Other	(98)	(98)
Deferred tax liabilities	(354)	(798)

Net deferred tax assets	$2,658	$2,263

The following is a summary of the significant components of the Company’s deferred tax assets and liabilities as of September 30, 2016 and September 30, 2015, respectively:

	2016	2015 (As Restated)
Deferred tax assets:
Allowance for loan losses	$2,377	$2,544
Deferred loan costs/fees	77	145
Director/officer compensation plans	299	536
Net unrealized loss on securities available for sale	—	166
Economic performance accruals	131	—
Other	177	132

Deferred tax assets	$3,061	$3,523

Deferred tax liabilities:
Office properties and equipment	(291)	(119)
Net unrealized gain on securities available for sale	(409)	—
Other	(98)	(117)

Deferred tax liabilities	(798)	(236)

Net deferred tax assets	$2,263	$3,287